Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalent
Cash and cash equivalent

21       Cash and cash equivalents

	At December 31,
	2021	2020
Cash to be deposited	356	310
Cash at banks	336,546	213,306
Time deposits	9,250	19,509
Other cash equivalents	29,631	47,906
	375,783	281,031

The Group operates with investment grade - financial institutions.

As of December 31, 2021, cash and cash equivalents includes restricted cash on deposit as collateral for a total amount of USD 964 (USD 1,142 as of December 31, 2020).